BORROWINGS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
BORROWINGS

12 BORROWINGS

	2024	2025
	S$	S$

Current
Bank loan	37,650	40,847

Non-current
Bank loan	394,310	368,656

Total	431,960	409,503

Note:

Bank loan:	Principal amount of RM2,000,000 (equivalent to S$633,000) withdrawn from a financial institution, which is charged an effective interest rate of 4.39% (2024: 4.53%) per annum and repayable over 180 months in equal monthly instalments of RM15,454 (equivalent to S$4,891).

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

12 BORROWINGS (continued)

The exposure of the borrowing of the Group to interest rate changes and the contractual repayment dates at the balance sheet date are as follows:

	2024	2025
	S$	S$

6 months or less	18,690	20,265
6 - 12 months	18,960	20,582
1 - 5 years	168,790	183,301
Over 5 years	225,520	185,355
Total	431,960	409,503

The loan is secured over building and freehold land (Note 7) and personal guarantees by a director.